PROPERTY, EQUIPMENT AND SOFTWARE, NET: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Total gross property, equipment and software	$ 46,584	$ 42,682
Accumulated depreciation and amortization	(21,453)	(19,605)
Property, equipment and software, net	25,131	23,077
Depreciation and amortization expenses	24,118	16,858	$ 17,172
Property and equipment, geographic area
Property, Plant and Equipment, Net, by Type [Abstract]
Depreciation and amortization expenses	$ 12,190	$ 10,407	$ 9,350
Property and equipment, geographic area | Geographic Concentration Risk | Israel.
Property, Plant and Equipment, Net, by Type [Abstract]
Percentage of property and equipment located in Israel	90.00%	90.00%
Capitalized software costs
Property, Plant and Equipment, Net, by Type [Abstract]
Total gross property, equipment and software	$ 32,112	$ 29,418
Computers and purchased software
Property, Plant and Equipment, Net, by Type [Abstract]
Total gross property, equipment and software	7,088	6,646
Office furniture and equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total gross property, equipment and software	3,028	2,641
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Total gross property, equipment and software	$ 4,356	$ 3,977